Summary of Significant Accounting Policies (Net Income Per Common Share Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Anti-dilutive outstanding options	209,441	243,884